INVESTMENT OPERATIONS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value
Less Than 12 Months	$ 2,841,283,000	$ 3,448,912,000
12 Months or More	1,266,387,000	2,632,489,000
Total	4,107,670,000	6,081,401,000
Unrealized Loss
Less Than 12 Months	(192,541,000)	(132,350,000)
12 Months or More	(255,916,000)	(249,357,000)
Total	(448,457,000)	(381,707,000)
Available-for-sale securities, fair value	25,357,321,000	22,287,072,000
Available-for-sale securities, amortized cost	23,522,475,000	21,603,219,000
Non-income producing investments	2,100,000
Policy loans	879,819,000	793,448,000
Interest rate on collateral loans on life insurance policies (as a percent)	13.64%
Securities Lending
Initial collateral as a percentage of market value of securities loaned	102.00%
Other-than-temporary impairment recognized on certain collateral assets	1,300,000
Minimum
Unrealized Loss
Interest rate on standard policy loans (as a percent)	3.00%
Maximum
Unrealized Loss
Interest rate on standard policy loans (as a percent)	8.00%
Below investment grade
Unrealized Loss
Available-for-sale securities, fair value	1,700,000,000
Available-for-sale securities, amortized cost	1,900,000,000
Securities in trading portfolio	232,700,000
Securities not publicly traded	357,900,000
Fixed maturities
Unrealized Loss
Available-for-sale securities, fair value	25,023,481,000	21,700,988,000
Available-for-sale securities, amortized cost	23,177,993,000	21,026,942,000
Securities in trading portfolio	3,000,000,000	3,000,000,000
Change in unrealized gains (losses), net of income tax	761,437,000	696,758,000	1,686,669,000
Residential mortgage-backed securities
Fair Value
Less Than 12 Months	277,858,000	209,113,000
12 Months or More	527,120,000	1,143,254,000
Total	804,978,000	1,352,367,000
Unrealized Loss
Less Than 12 Months	(15,447,000)	(3,165,000)
12 Months or More	(70,595,000)	(109,886,000)
Total	(86,042,000)	(113,051,000)
Available-for-sale securities, fair value	2,342,130,000	2,489,126,000
Available-for-sale securities, amortized cost	2,345,578,000	2,552,207,000
Commercial mortgage-backed securities
Fair Value
Less Than 12 Months	78,892,000	25,679,000
Total	78,892,000	25,679,000
Unrealized Loss
Less Than 12 Months	(4,229,000)	(933,000)
Total	(4,229,000)	(933,000)
Available-for-sale securities, fair value	551,559,000	175,026,000
Available-for-sale securities, amortized cost	531,322,000	169,530,000
Other asset-backed securities
Fair Value
Less Than 12 Months	531,653,000	195,426,000
12 Months or More	190,639,000	625,043,000
Total	722,292,000	820,469,000
Unrealized Loss
Less Than 12 Months	(32,074,000)	(17,164,000)
12 Months or More	(58,824,000)	(42,660,000)
Total	(90,898,000)	(59,824,000)
Percentage of underlying collateral of student-loan backed auction rate securities guaranteed by the Federal Family Education Loan Program ("FFELP"), minimum (as a percent)	97.00%	97.00%
Available-for-sale securities, fair value	913,029,000	907,391,000
Available-for-sale securities, amortized cost	997,398,000	966,536,000
U.S. government-related securities
Fair Value
Less Than 12 Months	21,311,000	138,499,000
Total	21,311,000	138,499,000
Unrealized Loss
Less Than 12 Months	(58,000)	(2,881,000)
Total	(58,000)	(2,881,000)
Available-for-sale securities, fair value	1,215,679,000	1,167,595,000
Available-for-sale securities, amortized cost	1,150,525,000	1,136,477,000
Other government-related securities
Fair Value
Less Than 12 Months		33,936,000
12 Months or More		14,993,000
Total		48,929,000
Unrealized Loss
Less Than 12 Months		(8,000)
12 Months or More		(7,000)
Total		(15,000)
Available-for-sale securities, fair value	93,017,000	201,207,000
Available-for-sale securities, amortized cost	88,058,000	195,478,000
States, municipals, and political subdivisions
Fair Value
Less Than 12 Months		569,660,000
Total		569,660,000
Unrealized Loss
Less Than 12 Months		(22,535,000)
Total		(22,535,000)
Available-for-sale securities, fair value	1,327,782,000	969,611,000
Available-for-sale securities, amortized cost	1,154,374,000	983,392,000
Corporate bonds
Fair Value
Less Than 12 Months	1,880,931,000	2,264,649,000
12 Months or More	526,333,000	835,655,000
Total	2,407,264,000	3,100,304,000
Unrealized Loss
Less Than 12 Months	(132,297,000)	(82,343,000)
12 Months or More	(118,298,000)	(94,843,000)
Total	(250,595,000)	(177,186,000)
Available-for-sale securities, fair value	18,580,285,000	15,791,032,000
Available-for-sale securities, amortized cost	16,910,738,000	15,023,322,000
Equity securities
Fair Value
Less Than 12 Months	50,638,000	11,950,000
12 Months or More	22,295,000	13,544,000
Total	72,933,000	25,494,000
Unrealized Loss
Less Than 12 Months	(8,436,000)	(3,321,000)
12 Months or More	(8,199,000)	(1,961,000)
Total	(16,635,000)	(5,282,000)
Available-for-sale securities, fair value	318,191,000	347,547,000
Available-for-sale securities, amortized cost	328,833,000	337,740,000
Securities in trading portfolio	17,000,000	11,900,000
Change in unrealized gains (losses), net of income tax	$ (13,292,000)	$ 9,701,000	$ 33,067,000